Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash.
Current annual interest rate earned on deposits	3.62%	5.15%
Cash	$ 53,686	$ 94,999
Interest-bearing deposits	2,419,963	3,352,666
Cash	$ 2,473,649	$ 3,447,665	$ 10,434,196	$ 14,869,861